Taxation (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income before Income/(Loss) Tax Expenses

The Group had minimal operations in jurisdictions other than the PRC. Income/(loss) before income tax expense consists of:

	Year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$
PRC	1,292,104	1,263,223	2,266,075	348,289
Non PRC	(15,913)	(14,371)	(4,534)	(697)

	1,276,191	1,248,852	2,261,541	347,592

Income Tax Expense

The income tax expense is comprised of:

	Year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$
Current	292,017	136,429	254,803	39,163
Deferred	(6,475)	(103,800)	12,279	1,887

	285,542	32,629	267,082	41,050

Reconciliation of Income Tax Expense

The reconciliation of income tax expense for the years ended December 31, 2015, 2016 and 2017 is as follows:

	Year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$
Income before income tax expense	1,276,191	1,248,852	2,261,541	347,592
Income tax expense computed at applicable tax rates (25%)	319,047	312,213	565,385	86,898
Non-deductible expenses	16,372	25,798	32,417	4,983
Change in valuation allowances	16,054	47,006	(15,510)	(2,384)
Outside basis difference	(17,329)	(28,265)	7,360	1,131
Effect of international tax rate difference	3,978	3,593	1,133	174
Interest expense relating to unrecognized tax benefits	3,809	2,482	—	—
Effect of preferential tax rate	(56,389)	(330,198)	(383,039)	(58,872)
Effect of withholding tax	—	—	59,336	9,120

Income tax expense	285,542	32,629	267,082	41,050

Components of Deferred Taxes

The significant components of deferred taxes are as follows:

	December 31,
	2016	2017
	RMB	RMB	US$
Deferred tax assets
Allowance for doubtful accounts	7,066	352	53
Accrued staff cost	3,166	1,563	240
Accrued expenses	52,497	73,500	11,297
Revenue recognition	42,062	48,774	7,497
Tax losses	83,941	101,746	15,638
VAT refund	3,598	3,842	591
Less: Valuation allowances	(70,667)	(55,157)	(8,477)

Total deferred tax assets	121,663	174,620	26,839

Deferred tax liabilities
Intangible assets and internally-developed software	8,690	14,262	2,192
Outside basis difference	453,106	423,989	65,166

Total deferred tax liabilities	461,796	438,251	67,358

Schedule of Unrecognized Tax Benefits

A roll-forward of unrecognized tax benefits is as follows:

	December 31,
	2016	2017
	RMB	RMB	US$
Beginning balance	22,003	21,902	3,366
Additions based on tax positions related to current year	—	—	—
Decreases based on tax positions related to prior years	(101)	(2,855)	(439)

Ending balance	21,902	19,047	2,927